Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing	Breakdown and changes in loans and financing

Description	Nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2019	Proceeds	Variarion of conversion right	Debt acknowled-gment	Business combination – Azul Conecta	Payment of principal	Payment of interest	Interest incurred	Foreing exchanges variations	Amortized cost	December 31, 2020

In foreign currency – US$

Working capital	1% to 5.9%	6.2%	Oct/24	1,727,882	4,682	—	—	—	(907)	(137,795)	132,033	504,766	6,183	2,236,844

Debentures	6.0% to 7.5%	20.5%	Oct/25	—	1,702,155	755,354	—	—	—	—	25,116	(82,358)	19,437	2,419,704

Aircraft and engines	4.7% to 6.0% Libor 3M + 2.4% to 2.9% Libor 6M + 2%	5.6%	Mar/29	896,232	—	—	—	—	(111,703)	(23,880)	54,178	268,404	1,474	1,084,705

In local currency – R$
Working capital	5.0% to 10.7% CDI + 2% to 6% TJLP + 5%	4.1%	Dec/23	37,355	229,386	—	527,375	4,975	(58,746)	(3,366)	39,365	—	107	776,481

Debentures	CDI + 3%	2.9%	Dec/23	692,407	—	—	—	—	—	(18,459)	24,238	—	(7,282)	690,904

Aircraft and engines	6.0% to 6.5% Selic +2.8% to 5.5% TJLP +5%	6.1%	May/25	164,280	—	—	—	11,565	(21,052)	(10,241)	7,649	—	(325)	151,876

Total in R$				3,518,156	1,936,223	755,354	527,375	16,540	(192,408)	(193,741)	282,609	690,812	19,594	7,360,514

Current				481,227										858,332
Non-current				3,036,929										6,502,182

Description	Nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2018	Proceeds	Payment of principal	Payment of interest	Interest incurred	Exchange differences	Foreing exchanges variations	December 31, 2019

In foreign currency – US$
Working capital	LIBOR + 0.88% a 5.90%	5.7%	Oct/24	1,656,947	—	(350)	(96,970)	94,610	70,629	3,016	1,727,882
Aircraft and engines	LIBOR +2.55% a 6.07% US Treasury + 3.25%	5.5%	Mar/29	100,042	813,328	(43,795)	(24,047)	28,076	19,386	3,242	896,232
In local currency – R$
Working capital	5.00% 125% a 126% do CDI	7.2%	Dec/23	75,757	—	(37,752)	(5,059)	3,520	—	889	37,355
Debentures	117% e 122% do CDI	6.8%	Dec/23	730,519	—	(64,345)	(26,784)	49,808	—	3,209	692,407
Aircraft and engines	6.00% a 6.50% SELIC +5.46%a.a.	4.5%	May/25	192,861	—	(29,864)	(12,738)	13,977	—	44	164,280
Total in R$				2,756,126	813,328	(176,106)	(165,598)	189,991	90,015	10,400	3,518,156

Current				158,813							481,227
Non-current				2,597,313							3,036,929

Schedule of amortization of long-term debt	Schedule of amortization of long-term debt

	December 31,
Description	2020	2019

2021	—	539,378
2022	743,137	359,943
2023	914,343	277,465
2024	2,264,451	1,764,136
2025	2,551,701	62,164
After 2025	28,550	33,843
	6,502,182	3,036,929

Covenants
As at December 31, 2020, the Company has loans and financing subject to covenants related to the Company’s indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

9tth issue of debentures 10th issue of debentures	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2 (ii) Financial leverage less than or equal to 6.5.	Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2 (ii) financial leverage less than or equal to 5.5.	Quarterly/Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2 (ii) financial leverage less than or equal to 6.5.	Annual